CREDIT FROM BANKING INSTITUTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Short Term Loans	A. Short term loans:
	US dollars
	December 31,
(in thousands)	2021	2020

Short-term loans - linked to the Mexican Pezo	699	920
Current maturities of long-term loan (Note 10B)	17,558	19,468
	18,257	20,388

Schedule of Amount to be Paid	C. Maturity dates:
US dollars
(in thousands)	December 31, 2021

First year	18,257
Second year	13,169
31,426